FINANCE INCOME AND FINANCE EXPENSES	6 Months Ended
Jun. 30, 2023
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES	FINANCE INCOME AND FINANCE EXPENSES

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Finance Income	606	3,491	706	4,319

Finance expense consists of the following:
Foreign exchange loss	303	658	730	713
Interest expense on borrowings	—	140	—	260
Interest expense on lease liabilities	44	45	87	95
Unwinding of deferred consideration	55	160	109	160
Other finance results	18	53	57	79
Total finance expenses	420	1,056	983	1,307
Net finance income (expenses)	186	2,435	(277)	3,012
Foreign exchange gains, included in finance income, and foreign exchange losses of the Group are comprised of translation gains/losses of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to cash and cash equivalents and intercompany balances for the three and six months ended June 30, 2023 (loan, cash and cash equivalents and intercompany balances for the three and six months ended June 30, 2022).